Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Recurring basis Carrying Amount	Dec. 31, 2010 Recurring basis Carrying Amount	Dec. 31, 2011 Recurring basis Fair value	Dec. 31, 2010 Recurring basis Fair value	Dec. 31, 2011 Recurring basis Level 1	Dec. 31, 2010 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2010 Recurring basis Level 2
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available for sale		$ 7	$ 12	$ 7	$ 12	$ 7	$ 12
Unrealized losses on derivatives		(81)	257	(81)	257		1	(81)	256
Debentures		$ (1,336)	$ (1,284)	$ (1,336)	$ (1,284)			$ (1,336)	$ (1,284)